UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21179

BlackRock New York Insured Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock New York Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—163.4%
		New York—150.6%
BBB-	$ 1,000	Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj.,
		6.25%, 8/01/34	08/13 @ 100	$ 1,011,150
		Met. Transp. Auth.,
AAA	1,085	Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,116,508
AAA	8,470	Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,569,438
AAA	5,000	Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,187,250
AAA	5,000	Dedicated Tax Fund, Ser. A, 5.00%, 11/15/31, FGIC	11/11 @ 100	5,049,550
AAA	2,660	Refdg. Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,759,617
AAA	10,000	Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,112,700
A	2,500	New York City Indl. Dev. Agcy., Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,551,250
AAA	5,000	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	5,019,500
AAA	6,000	New York City Transl. Fin. Auth., Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,070,080
AAA	5,000	New York City Trust Cultural Resources, American Museum of Natural History,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,037,650
BBB	3,320	New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	3,218,939
		New York Dorm. Auth.,
AAA	5,000	Brooklyn Law School Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,123,550
AAA	7,000	Hosp. Lutheran Med. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,079,030
AAA	2,500	Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,565,575
AAA	3,160	Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,223,769
Aa3	3,000	Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,035,370
AAA	10,000	Memorial Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	2,656,700
AAA	5,000	New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,035,850
AAA	7,000	New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,038,710
AAA	2,000	Sch. Dist. Fin., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,021,800
AAA	3,500	Sch. Dist. Fin., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,540,425
AAA	7,000 [3]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,074,970
AAA	5,000 [4]	Univ. Dorm. Facs., 5.00%, 7/01/12, MBIA	N/A	5,547,950
AAA	2,000	Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,071,960
		New York Urban Dev. Corp.,
AAA	3,000	Ser. B, 5.00%, 3/15/33, MBIA	03/13 @ 100	3,030,180
AAA	2,500	Ser. C-1, 5.00%, 3/15/33, FGIC	03/13 @ 100	2,525,150
AAA	5,000	Sales Tax Asset Receivables Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	5,069,700
AAA	10,000	Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,104,300
BBB	6,000	TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	5,614,680

				138,063,301

		Puerto Rico—12.8%
BBB	7,600	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	6,891,376
A	5,000	Puerto Rico Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytecnic Univ., Ser. A, 5.00%, 8/01/32, ACA	08/12 @ 100	4,875,300

				11,766,676

		Total Long-Term Investments (cost $148,888,966)		149,829,977

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.2%
1,100	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,100,000)	$ 1,100,000

	Total Investments—164.6% (cost $149,988,966)	$150,929,977
	Liabilities in excess of other assets—(3.5)%	(3,217,688)
	Preferred shares at redemption value, including dividends payable—(61.1)%	(56,007,664)

	Net Assets Applicable to Common Shareholders—100%	$ 91,704,625

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 89.8% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Insured Municipal Income Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005